INCOME TAXES (Details Textual) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 30, 2008	Sep. 30, 2015 CNY (¥) ¥ / shares	Sep. 30, 2014 CNY (¥) ¥ / shares	Sep. 30, 2013 CNY (¥) ¥ / shares	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		25.00%	25.00%	25.00%
Preferential Tax Rate		25.00%
Effective Income Tax Rate, Continuing Operations		(8.00%)	88.00%	32.00%
Income Tax Holiday Effect On Tax Charges		¥ (1,149)	¥ (750)	¥ 4,055
Income Tax Holiday, Income Tax Benefits Per Share | ¥ / shares		¥ (0.13)	¥ (0.01)	¥ 0.17
Income Tax Holiday Income Tax Diluted Earnings Per Share | ¥ / shares		¥ (0.13)	¥ (0.01)	¥ 0.17
Operating Loss Carryforwards, Limitations on Use		The open tax years for examinations in China are 5 years.
Preferential Tax Rate Applicable Period Description		a preferential tax of 2 years exemption and 3 years of half EIT from January 1, 2012 and December 21, 2016
Business Combination, Contingent Consideration, Liability				¥ 39,060		¥ 39,060
Accrued Income Taxes, Current			¥ 0		$ 6	37
Other Tax Expense (Benefit)		¥ 39,060
Maximum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	33.00%
Accrued Income Taxes, Current						64,218
Minimum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Accrued Income Taxes, Current						¥ 39,060
Beijing Origin Seed Limited [Member]
Preferential Tax Rate		15.00%	15.00%	15.00%
High Tech Status [Member]
Effective Income Tax Rate, Continuing Operations		15.00%